Average Annual Total Returns ((WFA International Bond Fund))	0 Months Ended
Mar. 01, 2013
(WFA Income Funds - Retail) | BofA Merrill Lynch Global Broad Market ex US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.99%
5 Years	5.10%
10 Years	6.71%
(WFA Income Funds - Retail) | Class A
Average Annual Return:
1 Year	0.75%
5 Years	5.97%
10 Years	6.74%
Inception Date of Share Class	Sep. 30, 2003
(WFA Income Funds - Retail) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.01%
5 Years	3.86%
10 Years	5.00%
Inception Date of Share Class	Sep. 30, 2003
(WFA Income Funds - Retail) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.61%
5 Years	3.85%
10 Years	4.79%
Inception Date of Share Class	Sep. 30, 2003
(WFA Income Funds - Retail) | Class B
Average Annual Return:
1 Year	(0.22%)
5 Years	5.85%
10 Years	6.71%
Inception Date of Share Class	Sep. 30, 2003
(WFA Income Funds - Retail) | Class C
Average Annual Return:
1 Year	3.75%
5 Years	6.16%
10 Years	6.46%
Inception Date of Share Class	Sep. 30, 2003
(WFA Income Funds - Administrator) | BofA Merrill Lynch Global Broad Market ex US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.99%
5 Years	5.10%
10 Years	6.71%
(WFA Income Funds - Administrator) | Administrator Class
Average Annual Return:
1 Year	5.76%
5 Years	7.12%
10 Years	7.39%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	4.90%
5 Years	4.90%
10 Years	5.57%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Administrator) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.87%
5 Years	4.78%
10 Years	5.32%
Inception Date of Share Class	Jul. 30, 2010
(WFA Income Funds - Institutional) | BofA Merrill Lynch Global Broad Market ex US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.99%
5 Years	5.10%
10 Years	6.71%
(WFA Income Funds - Institutional) | Institutional Class
Average Annual Return:
1 Year	5.84%
5 Years	7.25%
10 Years	7.52%
Inception Date of Share Class	Dec. 15, 1993
(WFA Income Funds - Institutional) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	4.96%
5 Years	5.01%
10 Years	5.69%
Inception Date of Share Class	Dec. 15, 1993
(WFA Income Funds - Institutional) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.92%
5 Years	4.88%
10 Years	5.43%
Inception Date of Share Class	Dec. 15, 1993
(WFA Income Funds - R6) | BofA Merrill Lynch Global Broad Market ex US Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.99%
5 Years	5.10%
10 Years	6.71%
(WFA Income Funds - R6) | Class R6
Average Annual Return:
1 Year	5.94%
5 Years	7.27%
10 Years	7.53%
Inception Date of Share Class	Nov. 30, 2012